Description of the Business (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2022 oncologist clinic subsidiary state	Dec. 31, 2021 subsidiary oncologist clinic state
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of wholly-owned subsidiaries | subsidiary	3	3
Minimum number of oncologists and mid-level professionals within three states | oncologist	93	86
Minimum number of clinic locations within three states | clinic	55	53
Number of states in which entity operates | state	5	4